Operating, Selling and General Expense (Tables)	12 Months Ended
Dec. 31, 2023
Operating, Selling and General Expense
Schedule of operating, selling and general expenses

($ millions)	2023	2022
Employee and contract service costs	8 458	8 037
Materials and equipment	2 518	1 901
Commodities	1 739	2 196
Travel, marketing and other(1)	668	673
	13 383	12 807

(1)	The company recorded a $275 million restructuring charge in the second quarter of 2023 that has been reported under travel, marketing and other.